Cash and Cash Equivalents and Short-term Investments (Tables)	6 Months Ended
Jun. 30, 2024
Cash and Cash Equivalents and Short-term Investments
Schedule of cash and cash equivalents and short term investments

	June 30,	December 31,
	2024	2023

	(in US$’000)
Cash and Cash Equivalents
Cash at bank and on hand	105,995	129,968
Bank deposits maturing in three months or less	97,958	153,621
	203,953	283,589
Short-term Investments
Bank deposits maturing over three months (note)	598,500	602,747
	802,453	886,336

Note: The maturities for short-term investments ranged from 91 to 186 days and 91 to 187 days for the six months ended June 30, 2024 and the year ended December 31, 2023 respectively.

	June 30,	December 31,
	2024	2023

	(in US$’000)
US$	744,276	836,718
RMB	52,782	45,772
Hong Kong dollar (“HK$”)	4,870	3,114
	£446	713
Others	79	19
	802,453	886,336